UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS CAPITAL FUND

FORM N-Q

SEPTEMBER 30, 2008

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited)	September 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 11.7%
Hotels, Restaurants & Leisure - 0.5%
80,000	Ctrip.com International Ltd., ADR	$3,088,800

Leisure Equipment & Products - 1.3%
4,600,000	Li Ning Co., Ltd.	8,063,099

Media - 5.6%
1,100,000	Lions Gate Entertainment Corp. *	10,010,000
600,000	Warner Music Group Corp.	4,560,000
2,283,500	WPP Group PLC	18,544,682

	Total Media	33,114,682

Specialty Retail - 4.3%
900,000	American Eagle Outfitters Inc.	13,725,000
205,000	Sherwin-Williams Co.	11,717,800

	Total Specialty Retail	25,442,800

	TOTAL CONSUMER DISCRETIONARY	69,709,381

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
466,286	FHC Delaware Inc. (a)(b)*	0

ENERGY - 12.6%
Energy Equipment & Services - 6.2%
145,000	Diamond Offshore Drilling Inc.	14,943,700
1,175,000	ION Geophysical Corp. *	16,673,250
197,100	Weatherford International Ltd. *	4,955,094

	Total Energy Equipment & Services	36,572,044

Oil, Gas & Consumable Fuels - 6.4%
250,000	Comstock Resources Inc. *	12,512,500
580,000	El Paso Corp.	7,400,800
375,000	Newfield Exploration Co. *	11,996,250
320,000	SandRidge Energy Inc. *	6,272,000

	Total Oil, Gas & Consumable Fuels	38,181,550

	TOTAL ENERGY	74,753,594

FINANCIALS - 10.6%
Capital Markets - 2.6%
750,000	Invesco Ltd.	15,735,000

Diversified Financial Services - 4.5%
580,000	JPMorgan Chase & Co.	27,086,000

Insurance - 2.5%
325,000	Travelers Cos. Inc.	14,690,000

Thrifts & Mortgage Finance - 1.0%
295,000	People’s United Financial Inc.	5,678,750

	TOTAL FINANCIALS	63,189,750

HEALTH CARE - 7.1%
Health Care Providers & Services - 1.5%
165,000	Pediatrix Medical Group Inc. *	8,896,800

Pharmaceuticals - 5.6%
95,000	Roche Holding AG	14,825,083
390,000	Shire Ltd., ADR	18,622,500

	Total Pharmaceuticals	33,447,583

	TOTAL HEALTH CARE	42,344,383

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
INDUSTRIALS - 19.4%
Aerospace & Defense - 2.5%
150,000	L-3 Communications Holdings Inc.	$14,748,000

Construction & Engineering - 4.4%
519,800	Quanta Services Inc. *	14,039,798
400,000	Shaw Group Inc. *	12,292,000

	Total Construction & Engineering	26,331,798

Electrical Equipment - 1.6%
250,000	Thomas & Betts Corp. *	9,767,500

Industrial Conglomerates - 9.7%
1,306,100	General Electric Co.	33,305,550
235,000	McDermott International Inc. *	6,004,250
519,995	Tyco International Ltd.	18,210,225

	Total Industrial Conglomerates	57,520,025

Professional Services - 1.2%
475,000	Monster Worldwide Inc. *	7,082,250

	TOTAL INDUSTRIALS	115,449,573

INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 8.5%
1,750,400	Cisco Systems Inc. *	39,489,024
1,149,500	Comverse Technology Inc. *	11,000,715

	Total Communications Equipment	50,489,739

Computers & Peripherals - 6.4%
925,000	EMC Corp. *	11,063,000
68,400	International Business Machines Corp.	8,000,064
675,000	NetApp Inc. *	12,305,250
1,127,200	Palm Inc.	6,729,384

	Total Computers & Peripherals	38,097,698

Internet Software & Services - 1.9%
425,000	VeriSign Inc. *	11,084,000

IT Services - 5.1%
800,000	Accenture Ltd., Class A Shares	30,400,000

Semiconductors & Semiconductor Equipment - 4.4%
2,100,000	LSI Corp. *	11,256,000
700,000	Texas Instruments Inc.	15,050,000

	Total Semiconductors & Semiconductor Equipment	26,306,000

Software - 5.3%
372,200	Blackboard Inc. *	14,995,938
725,000	Check Point Software Technologies Ltd. *	16,486,500

	Total Software	31,482,438

	TOTAL INFORMATION TECHNOLOGY	187,859,875

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $631,559,764)	553,306,556

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 7.4%
Repurchase Agreements - 7.4%
$24,040,000	Interest in $100,000,000 joint tri-party repurchase agreement dated 9/30/08 with Deutsche Bank Securities, Inc., 2.000% due 10/1/08; Proceeds at maturity - $24,041,336; (Fully collateralized by various U.S. government agency obligations, 3.956% to 11.125% due 8/15/31 to 7/1/37; Market value - $24,520,800)	$24,040,000
19,649,000	Interest in $482,010,000 joint tri-party repurchase agreement dated 9/30/08 with Greenwich Capital Markets Inc., 1.500% due 10/1/08; Proceeds at maturity - $19,649,819; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.250% due 10/2/08 to 7/6/28; Market value - $20,042,029)	19,649,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $43,689,000)	43,689,000

	TOTAL INVESTMENTS - 100.4% (Cost - $675,248,764#)	596,995,556
	Liabilities in Excess of Other Assets - (0.4)%	(2,322,520)

	TOTAL NET ASSETS - 100.0%	$594,673,036

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Capital Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$596,995,556	$553,306,556	$43,689,000	—

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$37,950,620
Gross unrealized depreciation	(116,203,828)

Net unrealized depreciation	$(78,253,208)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 25, 2008

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 25, 2008